DoubleLine Yield Opportunities Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 5.5%
1,412,680	Castlelake Aircraft Structured Trust, Series 2021-1A-C	7.00	% (a)(e)	01/15/2046	1,418,335
4,355,508	JOL Air Ltd., Series 2019-1-B	4.95	% (a)	04/15/2044	4,068,641
1,681,905	Kestrel Aircraft Funding Ltd., Series 2018-1A-A	4.25	% (a)	12/15/2038	1,640,095
11,327,000	LendingClub Receivables Trust, Series 2020-5A-B	7.50	% (a)	03/15/2046	11,540,095
868,376	MACH 1 Cayman Ltd., Series 2019-1-B	4.34	% (a)	10/15/2039	822,439
8,192	Marlette Funding Trust, Series 2021-1A-R	8.39	% (a)(e)(k)	06/16/2031	2,614,289
2,660,572	Pagaya AI Debt Selection Trust, Series 2020-2-NOTE	7.50	% (a)	12/15/2027	2,675,958
5,000,000	Pagaya AI Debt Selection Trust, Series 2020-3-C	6.43	% (a)	05/17/2027	5,167,846
2,425,852	Pagaya AI Debt Selection Trust, Series 2021-3-CERT	10.96	% (a)(e)(k)	05/15/2029	4,393,007
2,303,922	Pagaya AI Debt Selection Trust, Series 2021-5-CERT	11.59	% (a)(e)(k)	08/15/2029	3,575,685
55,000	SoFi Alternative Trust, Series 2021-2-R1	8.27	% (a)(e)(k)	08/15/2030	3,035,318
20,000	SoFi Professional Loan Program, Series 2018-C-R1	5.58	% (a)(e)(k)	01/25/2048	413,097
1,291,833	START Ireland, Series 2019-1-C	6.41	% (a)(e)	03/15/2044	1,010,198
4,208,083	Start Ltd., Series 2018-1-A	4.09	% (a)	05/15/2043	4,154,746
4,000	Upstart Securitization Trust, Series 2021-2-CERT	11.40	% (e)(k)	06/20/2031	3,015,442
3,300	Upstart Securitization Trust, Series 2021-5-CERT	11.72	% (a)(e)(k)	11/20/2031	2,970,796

Total Asset Backed Obligations (Cost $49,195,569)					52,515,987

Bank Loans - 8.5%
1,210,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		04/20/2028	1,255,913
788,025	Aegion Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		05/17/2028	792,619
3,188,583	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		06/13/2024	3,178,619
1,175,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		06/16/2025	1,175,135
1,345,000	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.25%, 0.75% Floor)	7.00%		10/20/2028	1,356,049
2,050,000	Applied Systems, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.50%, 0.75% Floor)	6.25%		09/19/2025	2,071,597
765,000	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.75%, 0.50% Floor)	6.25%		12/10/2029	769,781
1,680,000	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	5.75%		10/25/2028	1,653,406
3,250,000	Astra Acquisition Corporation, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.88%, 0.75% Floor)	9.63%		10/25/2029	3,209,375
305,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	5.35%		01/31/2028	306,334
1,425,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	5.35%		01/19/2029	1,420,996
2,180,908	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	6.00%		05/08/2028	2,153,646
2,800,000	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.50% Floor)	7.50%		12/10/2029	2,796,500

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
489,744	Brand Industrial Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/21/2024	480,221
1,855,350	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		07/14/2026	1,862,790
4,500,000	Constant Contact, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.50%)	8.25%		02/09/2029	4,455,000
1,191,015	Cross Financial Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		09/15/2027	1,199,447
2,520,000	Curium BidCo SARL, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.75%, 0.75% Floor)	8.50%		10/27/2028	2,548,350
940,000	DCert Buyer, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	7.10%		02/19/2029	943,915
3,800,000	Delta Topco, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 0.75% Floor)	8.00%		12/01/2028	3,836,803
915,000	DG Investment Intermediate Holdings 2, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.75% Floor)	7.50%		03/19/2029	917,287
612,906	DIRECTV Financing LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	5.75%		08/02/2027	614,260
945,000	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	6.00%		07/28/2028	947,363
739,413	Endo Luxembourg Finance Company I SARL, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	5.75%		03/27/2028	721,068
1,170,000	Flynn Canada Ltd, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 0.50% Floor)	5.00%		07/21/2028	1,120,275
468,825	Geon Performance Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		08/18/2028	473,513
1,951,496	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.63%		02/19/2026	1,956,785
295,000	GIP Blue Holding LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		09/29/2028	294,816
1,339,875	Grab Holdings, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		01/29/2026	1,347,130
1,030,897	Groupe Solmax, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		05/29/2028	1,032,186
1,110,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	7.00%		07/07/2025	1,121,655
412,925	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%)	4.97%		03/31/2028	414,531
249,375	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		07/07/2028	247,272
2,035,000	Kenan Advantage Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%, 0.75% Floor)	8.00%		09/01/2027	2,032,456
	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan
98,010	(1 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		12/22/2026	95,392
228,690	(3 Month LIBOR USD + 3.75%, 0.50% Floor)	4.25%		12/22/2026	222,580
345,000	LaserShip, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.50%, 0.75% Floor)	8.25%		04/30/2029	348,020
673,313	Lereta LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.75% Floor)	6.00%		07/27/2028	673,875
785,000	MedAssets Software Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan	7.25	% (b)	12/17/2029	784,753
2,157,282	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		10/01/2027	2,165,641

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
399,867	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		06/21/2027	422,761
3,919,395	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.84%		03/27/2026	3,904,698
645,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%, 0.50% Floor)	7.00%		10/15/2029	650,321
799,423	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.60%		11/28/2025	774,533
780,000	OLA Netherlands B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 6.25%, 0.75% Floor)	7.00%		12/03/2026	787,800
373,125	Oravel Stays Singapore PTE Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.25%, 0.75% Floor)	9.00%		06/23/2026	390,382
730,000	Pearl Intermediate Parent LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%)	6.35%		02/13/2026	734,110
258,050	Potters Borrower LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/14/2027	258,858
960,000	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%, 0.50% Floor)	7.25%		09/21/2029	959,400
1,157,240	Riverbed Technology, Inc., Senior Secured First Lien Term Loan (2.00% PIK)	7.00	% (b)	12/07/2026	1,134,576
280,000	Skillsoft Finance II, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.50%		07/14/2028	281,634
750,000	Southern Veterinary Partners LLC, Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.75%, 1.00% Floor)	8.75%		09/22/2028	750,937
839,271	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.13%		04/16/2026	812,951
3,360,000	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	6.85%		07/20/2026	3,379,253
620,000	Think & Learn Private Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.50%, 0.75% Floor)	6.25%		11/24/2026	629,040
5,000,000	TIBCO Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.35%		03/03/2028	5,026,025
1,548,448	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.50%, 1.00% Floor)	2.50%		02/28/2025	1,595,963
305,000	UKG, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	5.75%		05/03/2027	306,844
957,600	Viad Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 0.50% Floor)	5.50%		07/31/2028	957,006
525,000	VT Topco, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.75% Floor)	7.50%		07/31/2026	527,625
737,456	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.75%, 1.00% Floor)	6.75%		06/22/2026	720,402
165,000	WWEX UNI TopCo Holdings LLC, Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.00%, 0.75% Floor)	7.75%		07/26/2029	165,722

Total Bank Loans (Cost $78,986,506)					80,168,195

Collateralized Loan Obligations - 16.2%
800,000	AIMCO, Series 2019-10A-ER (3 Month LIBOR USD + 5.95%, 5.95% Floor)	6.08	% (a)	07/22/2032	786,197
2,000,000	AIMCO, Series 2021-15A-E (3 Month LIBOR USD + 5.95%, 5.95% Floor)	6.04	% (a)	10/17/2034	1,978,274
1,450,000	Apidos Ltd., Series 2018-18A-E (3 Month LIBOR USD + 5.70%, 5.70% Floor)	5.83	% (a)	10/22/2030	1,371,101

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,000,000	Bain Capital Credit Ltd., Series 2017-2A-ER2 (3 Month LIBOR USD + 6.50%, 6.50% Floor)	6.62	% (a)	07/25/2034	2,952,999
8,000,000	Bain Capital Credit Ltd., Series 2019-3A-ER (3 Month LIBOR USD + 7.10%, 7.10% Floor)	7.19	% (a)	10/21/2034	7,921,488
1,500,000	Barings Ltd., Series 2019-2A-CR (3 Month LIBOR USD + 3.40%, 3.40% Floor)	3.52	% (a)	04/15/2036	1,504,413
2,000,000	Barings Ltd., Series 2020-1A-ER (3 Month LIBOR USD + 6.65%, 6.65% Floor)	6.77	% (a)	10/15/2036	1,986,431
750,000	Buttermilk Park Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.87	% (a)	10/15/2031	743,373
1,850,000	Canyon Capital Ltd., Series 2020-2A-ER (3 Month LIBOR USD + 6.53%, 6.53% Floor)	6.65	% (a)	10/15/2034	1,822,724
1,000,000	Canyon Capital Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.41%, 6.41% Floor)	6.53	% (a)	04/15/2034	991,401
2,000,000	Canyon Capital Ltd., Series 2021-3A-E (3 Month LIBOR USD + 6.20%, 6.20% Floor)	6.30	% (a)	07/15/2034	1,983,407
1,000,000	Carlyle US Ltd., Series 2021-1A-D (3 Month LIBOR USD + 6.00%, 6.00% Floor)	6.12	% (a)	04/15/2034	975,057
3,800,000	Catskill Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.00%)	6.13	% (a)	04/20/2029	3,776,915
2,000,000	CIFC Funding Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 6.65%)	6.77	% (a)	07/16/2030	1,990,887
3,350,000	CIFC Funding Ltd., Series 2013-3RA-D (3 Month LIBOR USD + 5.90%, 5.90% Floor)	6.02	% (a)	04/24/2031	3,249,656
3,000,000	CIFC Funding Ltd., Series 2015-2A-ER2 (3 Month LIBOR USD + 6.81%, 6.81% Floor)	6.93	% (a)	04/15/2030	3,003,620
1,750,000	CIFC Funding Ltd., Series 2017-5A-D (3 Month LIBOR USD + 6.10%)	6.22	% (a)	11/16/2030	1,724,902
4,650,000	CIFC Funding Ltd., Series 2019-3A-DR (3 Month LIBOR USD + 6.80%, 6.80% Floor)	6.92	% (a)	10/16/2034	4,644,992
2,000,000	CIFC Funding Ltd., Series 2020-1A-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	6.37	% (a)	07/15/2036	1,993,574
1,500,000	CIFC Funding Ltd., Series 2020-4A-E (3 Month LIBOR USD + 6.85%, 6.85% Floor)	6.97	% (a)	01/15/2034	1,500,098
500,000	CIFC Funding Ltd., Series 2021-4A-E (3 Month LIBOR USD + 6.00%, 6.00% Floor)	6.12	% (a)	07/15/2033	497,226
2,000,000	Dryden Ltd., Series 2017-54A-E (3 Month LIBOR USD + 6.20%)	6.32	% (a)	10/19/2029	1,979,273
1,000,000	Dryden Ltd., Series 2020-77A-ER (3 Month LIBOR USD + 5.87%, 5.87% Floor)	6.03	% (a)	05/20/2034	982,505
2,500,000	Dryden Senior Loan Fund, Series 2021-87A-E (3 Month LIBOR USD + 6.15%, 6.15% Floor)	6.31	% (a)	05/20/2034	2,500,029
5,000,000	GoldenTree Loan Management Ltd., Series 2019-6A-E (3 Month LIBOR USD + 5.22%, 5.22% Floor)	5.35	% (a)	01/20/2033	4,758,420
1,550,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	3.03	% (a)	10/20/2029	1,487,333
1,000,000	Highbridge Loan Management Ltd., Series 6A-2015-DR (3 Month LIBOR USD + 5.10%)	5.24	% (a)	02/05/2031	933,050
2,000,000	HPS Loan Management Ltd., Series 13A-18-E (3 Month LIBOR USD + 5.50%, 5.50% Floor)	5.62	% (a)	10/15/2030	1,901,034
1,000,000	Jay Park Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 5.20%, 5.20% Floor)	5.33	% (a)	10/20/2027	988,088
2,500,000	Madison Park Funding Ltd., Series 2017-26A-ER (3 Month LIBOR USD + 6.50%)	6.63	% (a)	07/29/2030	2,490,558

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,500,000	Madison Park Funding Ltd., Series 2019-36A-D (3 Month LIBOR USD + 3.75%, 3.75% Floor)	3.87	% (a)	01/15/2033	2,503,556
2,500,000	Madison Park Funding Ltd., Series 2020-45A-ER (3 Month LIBOR USD + 6.35%, 6.35% Floor)	6.47	% (a)	07/15/2034	2,494,420
2,000,000	Madison Park Funding Ltd., Series 2021-38A-E (3 Month LIBOR USD + 6.00%, 6.00% Floor)	6.13	% (a)	07/17/2034	1,986,686
500,000	Magnetite Ltd., Series 2020-26A-ER (3 Month LIBOR USD + 5.95%, 5.95% Floor)	6.04	% (a)	07/25/2034	494,953
1,000,000	Magnetite Ltd., Series 2020-28A-ER (3 Month LIBOR USD + 6.15%, 6.15% Floor)	6.15	% (a)	01/20/2035	997,499
4,000,000	Milos Ltd., Series 2017-1A-ER (3 Month LIBOR USD + 6.15%, 6.15% Floor)	6.28	% (a)	10/20/2030	3,989,215
2,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	6.37	% (a)	04/15/2034	2,462,617
5,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-34A-E (3 Month LIBOR USD + 7.80%)	7.93	% (a)	01/20/2033	5,001,483
500,000	Neuberger Berman Loan Advisers Ltd., Series 2020-38A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.13	% (a)	10/20/2035	499,508
3,000,000	Neuberger Berman Loan Advisers Ltd., Series 2020-38A-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	6.38	% (a)	10/20/2035	2,974,496
750,000	Octagon Investment Partners Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.60%, 6.60% Floor)	6.72	% (a)	10/25/2032	747,708
1,500,000	Octagon Investment Partners Ltd., Series 2019-1A-ER (3 Month LIBOR USD + 7.00%, 7.00% Floor)	7.11	% (a)	01/20/2035	1,500,028
5,000,000	Octagon Investment Partners Ltd., Series 2019-1A-INC	11.16	% (a)(c)(e)(k)	10/25/2032	4,201,911
500,000	Octagon Investment Partners Ltd., Series 2019-4A-E (3 Month LIBOR USD + 6.80%, 6.80% Floor)	6.95	% (a)	05/12/2031	495,015
1,000,000	Octagon Investment Partners Ltd., Series 2020-2A-ER (3 Month LIBOR USD + 6.60%, 6.60% Floor)	6.72	% (a)	07/15/2036	991,568
4,000,000	Octagon Investment Partners Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.50%, 6.50% Floor)	6.62	% (a)	04/15/2034	3,966,645
1,000,000	Octagon Loan Funding Ltd., Series 2014-1A-ERR (3 Month LIBOR USD + 6.00%, 6.00% Floor)	6.16	% (a)	11/18/2031	977,507
3,000,000	OHA Credit Funding Ltd., Series 2019-3A-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	6.38	% (a)	07/02/2035	2,994,110
500,000	Point Au Roche Park Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.10%, 6.10% Floor)	6.28	% (a)	07/20/2034	495,715
1,000,000	Reese Park Ltd., Series 2020-1A-ER (3 Month LIBOR USD + 6.50%, 6.50% Floor)	6.50	% (a)	10/15/2034	1,000,003
5,000,000	RR Ltd., Series 2017-2A-DR (3 Month LIBOR USD + 5.80%, 5.80% Floor)	5.92	% (a)	04/15/2036	4,907,946
1,000,000	RR Ltd., Series 2019-6A-DR (3 Month LIBOR USD + 5.85%, 5.85% Floor)	5.97	% (a)	04/15/2036	970,888
1,000,000	Sound Point Ltd., Series 2019-4A-D (3 Month LIBOR USD + 4.11%, 4.11% Floor)	4.23	% (a)	01/15/2033	1,000,656
3,000,000	Sound Point Ltd., Series 2020-1A-ER (3 Month LIBOR USD + 6.86%, 6.86% Floor)	6.99	% (a)	07/20/2034	2,962,768
4,000,000	Sound Point Ltd., Series 2020-2A-ER (3 Month LIBOR USD + 6.56%, 6.56% Floor)	6.68	% (a)	10/25/2034	3,867,688
7,000,000	Sound Point Ltd., Series 2021-2A-E (3 Month LIBOR USD + 6.36%, 6.36% Floor)	6.48	% (a)	07/25/2034	6,814,228
2,000,000	Sound Point Ltd., Series 2021-3A-E (3 Month LIBOR USD + 6.61%, 6.61% Floor)	6.74	% (a)	10/25/2034	1,983,106

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,000,000	Sound Point Ltd., Series 2021-4A-E (3 Month LIBOR USD + 6.70%, 6.70% Floor)	6.82	% (a)	10/25/2034	7,016,545
2,000,000	Thompson Park Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.31%, 6.31% Floor)	6.43	% (a)	04/15/2034	1,995,202
3,000,000	Trimaran CAVU LLC, Series 2019-1A-D (3 Month LIBOR USD + 4.15%, 4.15% Floor)	4.28	% (a)	07/20/2032	2,985,427
2,000,000	Voya Ltd., Series 2013-3A-DR (3 Month LIBOR USD + 5.90%, 5.90% Floor)	6.02	% (a)	10/18/2031	1,928,263
1,350,000	Voya Ltd., Series 2017-2A-D (3 Month LIBOR USD + 6.02%)	6.14	% (a)	06/07/2030	1,327,307
2,700,000	Voya Ltd., Series 2018-1A-D (3 Month LIBOR USD + 5.20%)	5.32	% (a)	04/19/2031	2,580,905
2,000,000	Voya Ltd., Series 2018-4A-E (3 Month LIBOR USD + 6.30%, 6.30% Floor)	6.42	% (a)	01/15/2032	1,978,501
1,000,000	Webster Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 5.50%, 5.50% Floor)	5.63	% (a)	07/20/2030	993,278
2,500,000	Wind River Ltd., Series 2017-3A-ER (3 Month LIBOR USD + 7.05%, 7.05% Floor)	7.17	% (a)	04/15/2035	2,479,736
1,000,000	Wind River Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.50%)	5.62	% (a)	07/15/2030	945,515
1,000,000	Wind River Ltd., Series 2018-2A-E (3 Month LIBOR USD + 5.75%)	5.87	% (a)	07/15/2030	946,593

Total Collateralized Loan Obligations (Cost $152,587,396)					153,878,220

Foreign Corporate Bonds - 22.7%
2,450,000	ABM Investama Tbk PT	9.50	% (a)	08/05/2026	2,340,231
864,577	Aeropuertos Argentina S.A.	8.50	% (a)	08/01/2031	758,666
1,200,000	AES Andres B.V.	5.70	% (a)	05/04/2028	1,222,704
1,000,000	AES Argentina Generacion S.A.	7.75%		02/02/2024	851,390
3,200,000	AES Gener S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	3,262,496
2,000,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	2,072,810
2,400,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.08%)	7.75	% (d)	05/25/2025	1,152,600
2,780,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.29%)	7.88	% (d)	07/31/2024	1,335,095
700,000	AI Candelaria Spain SLU	7.50%		12/15/2028	749,178
1,000,000	AI Candelaria Spain SLU	5.75%		06/15/2033	968,905
1,000,000	AI Candelaria Spain SLU	5.75	% (a)	06/15/2033	968,905
6,000,000	Air Canada Class C Pass Through Trust	10.50	% (a)	07/15/2026	7,372,009
500,000	Alpha Holdings S.A.	10.00	% (f)	12/19/2022	75,475
2,500,000	Alpha Holdings S.A.	9.00	% (f)	02/10/2025	370,925
1,000,000	Alpha Holdings S.A.	9.00	% (a)(f)	02/10/2025	148,370
4,000,000	Altice France S.A.	6.00	% (a)	02/15/2028	3,827,200
4,000,000	AMS AG	7.00	% (a)	07/31/2025	4,246,250
1,000,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	6.50%		04/03/2027	995,130
700,000	Braskem Idesa S.A.P.I.	7.45%		11/15/2029	726,450
3,200,000	Braskem Idesa S.A.P.I.	6.99	% (a)	02/20/2032	3,217,280
2,300,000	Camposol S.A.	6.00%		02/03/2027	2,388,815
2,450,000	CAP S.A.	3.90%		04/27/2031	2,305,413
200,000	Central China Real Estate Ltd.	7.25%		04/24/2023	139,000
4,650,000	Central China Real Estate Ltd.	7.25%		07/16/2024	2,929,500
400,000	Central China Real Estate Ltd.	7.25%		08/13/2024	252,000
2,500,000	Cia General de Combustibles S.A.	5.50	% (a)	07/23/2026	2,442,575

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,000,000	Connect Finco LLC	6.75	% (a)	10/01/2026	2,105,200
149,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	148,317
3,000,000	Cosan Overseas Ltd.	8.25	% (d)	02/05/2022	3,067,965
4,600,000	Credito Real S.A.B. de C.V.	9.50%		02/07/2026	2,977,580
2,000,000	Credivalores-Crediservicios SAS	9.75%		07/27/2022	1,928,190
1,400,000	Credivalores-Crediservicios SAS	8.88%		02/07/2025	1,039,654
1,000,000	Credivalores-Crediservicios SAS	8.88	% (a)	02/07/2025	742,610
2,675,000	Docuformas SAPI de C.V.	10.25%		07/24/2024	2,397,830
2,365,000	Ecopetrol S.A.	5.88%		05/28/2045	2,265,587
2,700,000	Ecopetrol S.A.	5.88%		11/02/2051	2,533,869
1,110,000	Eldorado Gold Corporation	6.25	% (a)	09/01/2029	1,130,313
713,160	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	714,772
3,015,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	1,013,794
3,200,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	3,013,312
200,000	Fideicomiso P.A. Pacifico Tres	8.25%		01/15/2035	224,460
3,100,000	Frigorifico Concepcion S.A.	7.70	% (a)	07/21/2028	3,127,745
3,350,000	Frontera Energy Corporation	7.88	% (a)	06/21/2028	3,141,596
4,000,000	FS Luxembourg SARL	10.00	% (a)	12/15/2025	4,389,940
8,000,000	Garda World Security Corporation	9.50	% (a)	11/01/2027	8,636,800
300,000	Geopark Ltd.	6.50%		09/21/2024	307,851
2,700,000	Geopark Ltd.	5.50%		01/17/2027	2,604,933
2,812,000	Gilex Holding SARL	8.50%		05/02/2023	2,858,398
2,217,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	2,022,436
2,600,000	Gran Tierra Energy, Inc.	7.75%		05/23/2027	2,365,350
700,000	Grupo Axo SAPI de C.V.	5.75	% (a)	06/08/2026	703,346
3,544,600	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	3,588,908
2,000,000	Indika Energy Capital III Pte Ltd.	5.88%		11/09/2024	2,022,140
500,000	Indika Energy Capital IV Pte Ltd.	8.25%		10/22/2025	520,625
500,000	Indika Energy Capital IV Pte Ltd.	8.25	% (a)	10/22/2025	520,625
1,600,000	Inkia Energy Ltd.	5.88%		11/09/2027	1,642,264
1,500,000	Instituto Costarricense de Electricidad	6.75	% (a)	10/07/2031	1,521,135
1,900,000	Instituto Costarricense de Electricidad	6.38%		05/15/2043	1,621,546
2,600,000	Interpipe Holdings PLC	8.38	% (a)	05/13/2026	2,354,300
3,800,000	Jababeka International B.V.	6.50%		10/05/2023	3,568,741
4,600,000	Kosmos Energy Ltd.	7.13%		04/04/2026	4,473,316
3,530,000	Kronos Acquisition Holdings, Inc.	7.00	% (a)	12/31/2027	3,332,991
700,000	Logan Group Corporation Ltd. (5 Year CMT Rate + 6.00%)	7.00	% (d)	05/31/2022	607,250
2,400,000	Medco Laurel Tree Pte Ltd.	6.95	% (a)	11/12/2028	2,380,588
4,000,000	Metinvest B.V.	7.75%		10/17/2029	3,966,280
3,500,000	Minejesa Capital B.V.	5.63%		08/10/2037	3,662,785
2,300,000	Minerva Luxembourg S.A.	4.38	% (a)	03/18/2031	2,191,497
1,550,000	Mong Duong Finance Holdings B.V.	5.13%		05/07/2029	1,503,795
1,000,000	Nexa Resources S.A.	5.38%		05/04/2027	1,062,260
500,000	Nexa Resources S.A.	6.50	% (a)	01/18/2028	550,735
2,700,000	NGD Holdings B.V.	6.75%		12/31/2026	2,477,250
4,750,000	Oi S.A. (8.00% + 4.00% PIK)	10.00%		07/27/2025	4,173,469

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
438,000	Operadora de Servicios Mega S.A. de C.V.	8.25	% (a)	02/11/2025	407,789
3,302,000	Operadora de Servicios Mega S.A. de C.V.	8.25%		02/11/2025	3,074,245
2,600,000	Pertamina Persero PT	4.15%		02/25/2060	2,620,391
3,500,000	Peru LNG SRL	5.38%		03/22/2030	3,032,960
5,100,000	Petrobras Global Finance B.V.	5.50%		06/10/2051	4,740,322
3,700,000	Petroleos Mexicanos	6.38%		01/23/2045	3,220,054
1,800,000	Petroleos Mexicanos	6.75%		09/21/2047	1,601,055
4,400,000	RKP Overseas Finance	7.95	% (d)	02/17/2022	3,803,470
1,000,000	RKPF Overseas Ltd. (5 Year CMT Rate + 6.00%)	7.75	% (d)	11/18/2024	854,405
2,000,000	Ronshine China Holdings Ltd.	7.35%		12/15/2023	760,000
2,900,000	Ronshine China Holdings Ltd.	6.75%		08/05/2024	1,102,000
530,000	Seaspan Corporation	5.50	% (a)	08/01/2029	536,045
3,600,000	SierraCol Energy Andina LLC	6.00	% (a)	06/15/2028	3,389,058
1,500,000	SierraCol Energy Andina LLC	6.00%		06/15/2028	1,412,108
600,000	Telecom Argentina S.A.	8.00%		07/18/2026	572,574
4,700,000	Telecommunications Services of Trinidad & Tobago Ltd.	8.88%		10/18/2029	5,008,109
1,165,000	Telesat LLC	5.63	% (a)	12/06/2026	1,095,263
1,816,000	Tervita Corporation	11.00	% (a)	12/01/2025	2,095,137
400,000	Theta Capital Pte Ltd.	8.13%		01/22/2025	422,162
4,900,000	Theta Capital Pte Ltd.	6.75%		10/31/2026	4,940,266
500,000	Transportadora de Gas del Sur S.A.	6.75%		05/02/2025	460,730
2,500,000	Tullow Oil PLC	10.25	% (a)	05/15/2026	2,529,237
1,600,000	TV Azteca S.A.	8.25	% (f)	08/09/2024	1,094,016
3,078,135	UEP Penonome S.A.	6.50	% (a)	10/01/2038	3,226,932
1,200,000	Unifin Financiera S.A.B. de C.V.	7.38%		02/12/2026	1,000,632
2,550,000	Unifin Financiera S.A.B. de C.V.	8.38%		01/27/2028	2,107,843
1,600,000	Unigel Luxembourg S.A.	8.75%		10/01/2026	1,697,680
2,500,000	Vedanta Resources Finance PLC	9.25%		04/23/2026	2,332,987
3,600,000	Vertical Holding Company GMBH	7.63	% (a)	07/15/2028	3,861,594
4,600,000	Yuzhou Properties Company Ltd.	7.38%		01/13/2026	1,334,000

Total Foreign Corporate Bonds (Cost $223,152,368)					214,656,784

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 2.4%
5,100,000	Brazilian Government International Bond	4.75%		01/14/2050	4,544,151
600,000	Colombia Government International Bond	4.13%		02/22/2042	502,500
5,100,000	Colombia Government International Bond	5.00%		06/15/2045	4,621,875
1,400,000	Dominican Republic International Bond	5.30	% (a)	01/21/2041	1,386,000
600,000	Dominican Republic International Bond	5.30%		01/21/2041	594,000
2,500,000	Dominican Republic International Bond	6.40%		06/05/2049	2,631,275
900,000	El Salvador Government International Bond	7.12%		01/20/2050	499,500
4,700,000	Mexico Government International Bond	4.50%		01/31/2050	4,993,750
3,400,000	Ukraine Government International Bond	7.25%		03/15/2033	3,012,434

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $23,804,461)					22,785,485

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Non-Agency Commercial Mortgage Backed Obligations - 30.3%
7,500,000	Alen Mortgage Trust, Series 2021-ACEN-F (1 Month LIBOR USD + 5.00%, 5.00% Floor)	5.11	% (a)	04/15/2034	7,463,959
1,623,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-F (1 Month LIBOR USD + 4.00%, 4.00% Floor)	4.11	% (a)	06/15/2035	1,549,235
5,000,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE6-F (Secured Overnight Financing Rate 30 Day Average + 4.46%, 4.35% Floor)	4.51	% (a)	09/15/2036	4,938,515
18,317,000	BANK, Series 2018-BN12-XE	1.50	% (a)(c)(g)	05/15/2061	1,468,419
6,978,000	BANK, Series 2018-BN12-XF	1.50	% (a)(c)(g)	05/15/2061	542,693
20,061,456	BANK, Series 2018-BN12-XG	1.50	% (a)(c)(g)	05/15/2061	1,408,575
18,522,000	BANK, Series 2019-BN16-XF	1.14	% (a)(c)(g)	02/15/2052	1,270,906
9,261,000	BANK, Series 2019-BN16-XG	1.14	% (a)(c)(g)	02/15/2052	624,877
4,631,000	BANK, Series 2019-BN16-XH	1.14	% (a)(c)(g)	02/15/2052	301,761
6,366,937	BANK, Series 2019-BN16-XJ	1.14	% (a)(c)(g)	02/15/2052	374,777
7,000,000	BBCMS Mortgage Trust, Series 2018-RRI-F (1 Month LIBOR USD + 4.65%, 4.65% Floor)	4.76	% (a)	02/15/2033	7,031,975
3,000,000	BBCMS Mortgage Trust, Series 2020-C7-D	3.60	% (a)(c)	04/15/2053	2,901,237
6,000,000	Beast Mortgage Trust, Series 2021-1818-G (1 Month LIBOR USD + 6.00%, 6.25% Floor)	6.25	% (a)	03/15/2036	6,035,661
7,464,000	Benchmark Mortgage Trust, Series 2018-B4-D	2.80	% (a)(c)	07/15/2051	6,806,795
12,324,000	Benchmark Mortgage Trust, Series 2021-B26-XF	1.50	% (a)(c)(g)	06/15/2054	1,429,408
5,000,000	BSREP Commercial Mortgage Trust, Series 2021-DC-G (1 Month LIBOR USD + 3.85%, 3.85% Floor)	3.96	% (a)	08/15/2038	4,946,015
5,000,000	BX Commercial Mortgage Trust, Series 2021-21M-H (1 Month LIBOR USD + 4.01%, 4.01% Floor)	4.12	% (a)	10/15/2036	4,963,239
2,975,000	BX Trust, Series 2017-APPL-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.36	% (a)	07/15/2034	2,981,521
5,100,000	BX Trust, Series 2017-SLCT-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.36	% (a)	07/15/2034	5,129,168
1,880,000	BX Trust, Series 2019-IMC-G (1 Month LIBOR USD + 3.60%, 3.60% Floor)	3.71	% (a)	04/15/2034	1,855,560
3,500,000	BX Trust, Series 2021-VIEW-F (1 Month LIBOR USD + 3.93%, 3.93% Floor)	4.04	% (a)	06/15/2023	3,506,286
2,500,000	BX Trust, Series 2021-VIEW-G (1 Month LIBOR USD + 4.93%, 4.93% Floor)	5.04	% (a)	06/15/2023	2,506,620
3,000,000	CFCRE Commercial Mortgage Trust, Series 2016-C7-C	4.40	% (c)	12/10/2054	2,932,304
5,008,323	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.42	% (a)(c)	02/10/2048	4,833,560
5,000,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.65% Floor)	3.76	% (a)	12/15/2036	4,966,170
5,114,000	Citigroup Commercial Mortgage Trust, Series 2020-GC46-E	2.60	% (a)	02/15/2053	4,136,606
72,568,753	Commercial Mortgage Pass-Through Certificates, Series 2013-CR13-XA	0.74	% (c)(g)	11/10/2046	921,159
5,088,000	CSAIL Commercial Mortgage Trust, Series 2016-C6-D	4.92	% (a)(c)	01/15/2049	4,524,297
107,818,136	CSAIL Commercial Mortgage Trust, Series 2017-CX9-XA	0.85	% (c)(g)	09/15/2050	2,171,597
2,500,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-E	2.50	% (a)	03/15/2053	2,189,251
13,238,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-XD	1.11	% (a)(c)(g)	03/15/2053	1,087,356
18,014,000	CSMC Trust, Series 2016-NXSR-XE	1.00	% (a)(c)(g)	12/15/2049	675,321
7,058,000	CSMC Trust, Series 2017-PFHP-F (1 Month LIBOR USD + 4.49%, 4.49% Floor)	4.60	% (a)	12/15/2030	6,716,180

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,000,000	CSWF Trust, Series 2018-TOP-H (1 Month LIBOR USD + 3.41%, 3.41% Floor)	3.52	% (a)	08/15/2035	3,949,166
2,100,000	Del Amo Fashion Center Trust, Series 2017-AMO-C	3.64	% (a)(c)	06/05/2035	1,950,303
4,622,000	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-C	3.33	% (c)	05/10/2049	4,423,646
4,000,000	DOLP Trust, Series 2021-NYC-F	3.70	% (a)(c)	05/10/2041	3,686,339
4,000,000	DOLP Trust, Series 2021-NYC-G	3.70	% (a)(c)	05/10/2041	3,434,572
3,505,144	FREMF Mortgage Trust, Series 2016-KF13-B (1 Month LIBOR USD + 7.50%)	7.59	% (a)	11/25/2025	3,614,711
1,514,756	FREMF Mortgage Trust, Series 2016-KF14-B (1 Month LIBOR USD + 8.80%)	8.89	% (a)	01/25/2023	1,543,701
2,892,292	FREMF Mortgage Trust, Series 2016-KF15-B (1 Month LIBOR USD + 7.68%)	7.77	% (a)	02/25/2023	2,920,571
1,984,389	FREMF Mortgage Trust, Series 2016-KF16-B (1 Month LIBOR USD + 6.64%)	6.73	% (a)	03/25/2026	2,006,562
2,375,960	FREMF Mortgage Trust, Series 2016-KF19-B (1 Month LIBOR USD + 5.50%, 5.50% Floor)	5.59	% (a)	06/25/2023	2,381,264
1,242,131	FREMF Mortgage Trust, Series 2016-KF23-B (1 Month LIBOR USD + 5.15%)	5.24	% (a)	09/25/2023	1,235,203
8,775,445	FREMF Mortgage Trust, Series 2018-KF56-C (1 Month LIBOR USD + 5.80%, 5.80% Floor)	5.89	% (a)	11/25/2028	8,865,243
9,940,133	FREMF Mortgage Trust, Series 2019-KF71-C (1 Month LIBOR USD + 6.00%, 6.00% Floor)	6.09	% (a)	10/25/2029	10,155,426
4,615,249	GS Mortgage Securities Corporation Trust, Series 2018-HULA-G (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.51	% (a)	07/15/2025	4,589,268
3,000,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-G (1 Month LIBOR USD + 5.00%, 5.00% Floor)	5.11	% (a)	11/15/2036	3,009,128
3,000,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-H (1 Month LIBOR USD + 5.93%, 5.93% Floor)	6.04	% (a)	11/15/2026	3,010,193
2,149,788	GS Mortgage Securities Corporation, Series 2015-GC28-D	4.32	% (a)(c)	02/10/2048	2,139,032
1,859,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.51	% (a)(c)	11/10/2047	1,281,676
7,576,467	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.20	% (c)(g)	10/10/2049	353,119
2,163,000	GSMSC Resecuritization Trust, Series 2021-IP-F (1 Month LIBOR USD + 4.55%, 4.55% Floor)	4.66	% (a)	10/15/2036	2,170,242
4,000,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-G (1 Month LIBOR USD + 4.05%, 4.05% Floor)	4.16	% (a)	07/15/2036	3,896,933
4,000,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-XG	0.50	% (a)(c)(g)	07/15/2036	14,899
3,069,521	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1-AJ	6.82	% (c)	02/15/2051	3,237,734
28,901,318	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-XA	0.60	% (c)(g)	09/15/2047	397,017
3,998,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-D	3.88	% (a)(c)	01/15/2048	3,853,755
2,265,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.81	% (a)(c)	02/15/2048	2,022,814
53,804,356	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.21	% (c)(g)	11/15/2048	1,415,851
25,460,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-XB	0.43	% (c)(g)	05/13/2053	886,390
10,244,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-XD	1.97	% (a)(c)(g)	05/13/2053	1,469,225
5,000,000	Med Trust, Series 2021-MDLN-G (1 Month LIBOR USD + 5.25%, 5.25% Floor)	5.36	% (a)	11/15/2038	4,982,921
600,000	MFT Trust, Series 2020-ABC-D	3.48	% (a)(c)	02/10/2042	562,827

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,000,000	MHC Commercial Mortgage Trust, Series 2021-MHC2-J (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.36	% (a)	05/15/2023	3,998,789
5,022,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21-C	4.13	% (c)	03/15/2048	4,627,932
5,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24	% (a)(c)	12/15/2047	4,622,985
3,675,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34-D	2.70	% (a)	11/15/2052	3,219,405
4,750,000	Morgan Stanley Capital Trust, Series 2012-C4-C	5.41	% (a)(c)	03/15/2045	4,734,281
2,000,000	Morgan Stanley Capital Trust, Series 2018-H4-D	3.00	% (a)	12/15/2051	1,770,686
5,000,000	Morgan Stanley Capital Trust, Series 2019-PLND-G (1 Month LIBOR USD + 3.65%, 3.65% Floor)	3.76	% (a)	05/15/2036	4,572,009
4,050,401	Tharaldson Hotel Portfolio Trust, Series 2018-THL-F (1 Month LIBOR USD + 4.25%, 3.95% Floor)	4.36	% (a)	11/11/2034	3,928,602
4,000,000	TPGI Trust, Series 2021-DGWD-G (1 Month LIBOR USD + 3.85%, 3.85% Floor)	3.96	% (a)	06/15/2026	3,983,174
7,496,538	TTAN, Series 2021-MHC-G (1 Month LIBOR USD + 4.20%, 4.20% Floor)	4.31	% (a)	03/15/2038	7,546,554
1,500,000	UBS Commercial Mortgage Trust, Series 2011-C1-C	6.41	% (a)(c)	01/10/2045	1,489,125
5,000,000	UBS Commercial Mortgage Trust, Series 2017-C6-D	2.50	% (a)(c)	12/15/2050	4,341,620
2,500,000	UBS Commercial Mortgage Trust, Series 2018-C14-C	5.27	% (c)	12/15/2051	2,601,254
5,000,000	UBS Commercial Mortgage Trust, Series 2018-NYCH-G (1 Month LIBOR USD + 4.84%, 4.84% Floor)	4.95	% (a)	02/15/2032	4,753,159
6,891,216	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-C	4.08	% (a)(c)	03/10/2046	6,829,592
3,351,239	Wachovia Bank Commercial Mortgage Trust, Series 2005-C21-E	5.10	% (a)(c)	10/15/2044	3,118,060
6,808,559	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-D	5.72	% (c)	10/15/2048	6,759,197
7,910,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-D	4.09	% (c)	05/15/2048	7,595,758
2,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-D	3.12	% (a)	03/15/2059	1,872,979
4,514,242	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-C	5.05	% (c)	06/15/2049	4,295,653
3,200,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-D	3.25	% (a)	01/15/2060	2,965,913
2,684,000	WF-RBS Commercial Mortgage Trust, Series 2012-C8-E	4.89	% (a)(c)	08/15/2045	2,652,428

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $276,173,406)					286,929,889

Non-Agency Residential Collateralized Mortgage Obligations - 13.0%
10,412,604	ACE Securities Corporation Home Equity Loan Trust, Series 2006-HE4-A2B (1 Month LIBOR USD + 0.22%, 0.22% Floor)	0.32%		10/25/2036	5,573,839
6,546,202	Alternative Loan Trust, Series 2005-J12-2A1 (1 Month LIBOR USD + 0.54%, 0.54% Floor, 11.00% Cap)	0.64%		08/25/2035	4,369,286
10,000,000	AMSR Trust, Series 2020-SFR4-G2	4.87	% (a)	11/17/2037	10,133,620
9,956,000	Connecticut Avenue Securities Trust, Series 2019-R05-1B1 (1 Month LIBOR USD + 4.10%)	4.20	% (a)	07/25/2039	10,139,083
3,900,000	Connecticut Avenue Securities Trust, Series 2019-R07-1B1 (1 Month LIBOR USD + 3.40%)	3.50	% (a)	10/25/2039	3,930,498
8,400,000	Connecticut Avenue Securities Trust, Series 2021-R02-2B2 (Secured Overnight Financing Rate 30 Day Average + 6.20%)	6.25	% (a)	11/25/2041	8,717,808
10,000,000	Deephaven Residential Mortgage Trust, Series 2020-2-B3	5.87	% (a)(c)	05/25/2065	10,069,743
1,500,000	GS Mortgage-Backed Securities Trust, Series 2020-NQM1-B2	5.88	% (a)(c)	09/27/2060	1,504,816
8,000,000	Homeward Opportunities Fund Trust, Series 2020-2-B1	5.45	% (a)(c)	05/25/2065	8,195,181
1,493,537	Homeward Opportunities Fund Trust, Series 2020-BPL1-A2	5.44	% (a)(m)	08/25/2025	1,526,933
6,986,383	JP Morgan Alternative Loan Trust, Series 2007-A2-12A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 11.50% Cap)	0.50%		06/25/2037	3,479,876

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,102,000	New Residential Mortgage Loan Trust, Series 2020-NQM2-B1	4.29	% (a)(c)	05/24/2060	4,134,752
2,886,000	New Residential Mortgage Loan Trust, Series 2020-NQM2-B2	4.29	% (a)(c)	05/24/2060	2,832,335
11,750,000	Progress Residential Trust, Series 2019-SFR2-G	5.09	% (a)	05/17/2036	12,084,746
4,000,000	Progress Residential Trust, Series 2019-SFR3-G	4.12	% (a)	09/17/2036	4,024,402
4,975,826	TBW Mortgage-Backed Trust, Series 2007-2-A1A	5.96	% (c)	07/25/2037	2,283,895
1,500,000	Velocity Commercial Capital Loan Trust, Series 2016-1-M5	8.62	% (a)(c)	04/25/2046	1,517,373
3,105,830	Velocity Commercial Capital Loan Trust, Series 2020-MC1-A	4.50	% (a)(c)	06/25/2045	3,119,080
2,500,000	Verus Securitization Trust, Series 2020-2-B1	5.36	% (a)(c)	05/25/2060	2,560,094
5,000,000	Verus Securitization Trust, Series 2020-4-B2	5.60	% (a)(c)	05/25/2065	5,039,314
1,235,000	Verus Securitization Trust, Series 2020-INV1-B1	5.75	% (a)(c)	03/25/2060	1,277,294
3,300,000	Verus Securitization Trust, Series 2020-INV1-B2	6.00	% (a)(c)	03/25/2060	3,377,017
9,222,000	Vista Point Securitization Trust, Series 2020-1-B2	5.38	% (a)(c)	03/25/2065	9,402,508
3,396,000	Vista Point Securitization Trust, Series 2020-2-B2	5.16	% (a)(c)	04/25/2065	3,418,536

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $116,723,985)					122,712,029

US Corporate Bonds - 22.6%
3,280,000	Air Methods Corporation	8.00	% (a)	05/15/2025	2,811,911
5,130,000	Alliant Holdings Intermediate LLC	6.75	% (a)	10/15/2027	5,327,710
7,425,000	Allied Universal Holdco LLC	9.75	% (a)	07/15/2027	7,941,706
1,855,000	Ambience Merger Sub, Inc.	7.13	% (a)	07/15/2029	1,825,144
2,375,000	Austin BidCo, Inc.	7.13	% (a)	12/15/2028	2,455,560
2,485,000	BCPE Empire Holdings, Inc.	7.63	% (a)	05/01/2027	2,539,844
535,000	Boxer Parent Company, Inc.	7.13	% (a)	10/02/2025	561,667
595,000	Carnival Corporation	7.63	% (a)	03/01/2026	624,485
5,995,000	Castle US Holding Corporation	9.50	% (a)	02/15/2028	6,258,270
3,315,000	Cengage Learning, Inc.	9.50	% (a)	06/15/2024	3,339,166
1,865,000	Clear Channel Outdoor Holdings, Inc.	7.50	% (a)	06/01/2029	1,994,095
2,335,000	Cobra Acquisition Company LLC	6.38	% (a)	11/01/2029	2,309,093
2,490,000	Community Health Systems, Inc.	6.88	% (a)	04/15/2029	2,540,497
405,000	Coty, Inc.	6.50	% (a)	04/15/2026	418,175
1,365,000	CSI Compressco LP	7.50	% (a)	04/01/2025	1,380,663
3,700,000	CVR Nitrogen Finance Corporation	6.13	% (a)	06/15/2028	3,908,958
792,284	CWT Travel Group, Inc.	8.50	% (a)	11/19/2026	810,808
3,895,000	Dealer Tire LLC	8.00	% (a)	02/01/2028	4,059,895
1,320,000	Delta Air Lines, Inc.	7.00	% (a)	05/01/2025	1,510,467
1,500,000	DISH DBS Corporation	5.75	% (a)	12/01/2028	1,517,813
4,000,000	Eldorado Resorts, Inc.	8.13	% (a)	07/01/2027	4,434,580
5,583,000	Embarq Corporation	8.00%		06/01/2036	6,262,116
1,540,000	Endo Luxembourg Finance Company I SARL	6.13	% (a)	04/01/2029	1,512,242
4,395,000	Endure Digital, Inc.	6.00	% (a)	02/15/2029	4,093,525
2,505,000	EQM Midstream Partners LP	6.50	% (a)	07/01/2027	2,808,756
2,665,000	Ferrellgas Escrow LLC	5.88	% (a)	04/01/2029	2,562,238
1,500,000	Flex Acquisition Company, Inc.	7.88	% (a)	07/15/2026	1,558,973
1,200,000	Frontier Communications Corporation	6.75	% (a)	05/01/2029	1,249,836
1,265,000	Full House Resorts, Inc.	8.25	% (a)	02/15/2028	1,330,046
965,000	Hightower Holding LLC	6.75	% (a)	04/15/2029	992,604

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,000,000	Illuminate Buyer LLC	9.00	% (a)	07/01/2028	3,203,505
1,666,032	JetBlue Pass Through Trust - Class B	8.00%		11/15/2027	1,930,496
1,010,000	LBM Acquisition LLC	6.25	% (a)	01/15/2029	1,000,062
2,560,000	LD Holdings Group LLC	6.13	% (a)	04/01/2028	2,416,435
385,000	LFS Topco LLC	5.88	% (a)	10/15/2026	397,913
3,215,000	Lions Gate Capital Holdings LLC	5.50	% (a)	04/15/2029	3,276,969
3,030,000	LSF9 Atlantis Holdings LLC	7.75	% (a)	02/15/2026	3,067,375
1,860,000	Mav Acquisition Corporation	5.75	% (a)	08/01/2028	1,844,218
1,840,000	Metis Merger Sub LLC	6.50	% (a)	05/15/2029	1,809,815
1,420,000	Mileage Plus Holdings LLC	6.50	% (a)	06/20/2027	1,517,987
2,005,000	National FINL Partners Corporation	6.88	% (a)	08/15/2028	2,013,782
5,765,000	NGL Energy Operating LLC	7.50	% (a)	02/01/2026	5,952,968
1,575,000	NuStar Logistics LP	6.38%		10/01/2030	1,750,660
250,000	Olympus Water US Holding Corporation	6.25	% (a)	10/01/2029	244,101
650,000	Par Petroleum LLC	12.88	% (a)	01/15/2026	723,148
780,000	Park River Holdings, Inc.	5.63	% (a)	02/01/2029	745,996
2,145,000	PBF Holding Company LLC	9.25	% (a)	05/15/2025	2,042,801
1,435,000	PECF USS Intermediate Holding III Corporation	8.00	% (a)	11/15/2029	1,488,152
1,250,000	Performance Food Group, Inc.	6.88	% (a)	05/01/2025	1,309,256
3,835,000	PetSmart, Inc.	7.75	% (a)	02/15/2029	4,172,538
4,485,000	PowerTeam Services LLC	9.03	% (a)	12/04/2025	4,749,839
7,250,000	Radiology Partners, Inc.	9.25	% (a)	02/01/2028	7,623,629
4,105,000	Realogy Group LLC	7.63	% (a)	06/15/2025	4,355,405
1,250,000	Realogy Group LLC	5.75	% (a)	01/15/2029	1,283,156
200,000	Sabre Global, Inc.	9.25	% (a)	04/15/2025	226,230
3,305,000	Sabre Global, Inc.	7.38	% (a)	09/01/2025	3,458,220
895,000	SCIH Salt Holdings, Inc.	6.63	% (a)	05/01/2029	838,082
2,635,000	SEG Holding LLC	5.63	% (a)	10/15/2028	2,764,049
4,170,000	SWF Escrow Issuer Corporation	6.50	% (a)	10/01/2029	4,014,084
3,410,000	TKC Holdings, Inc.	10.50	% (a)	05/15/2029	3,687,642
885,000	TMS International Corporation	6.25	% (a)	04/15/2029	881,818
780,000	TransDigm, Inc.	8.00	% (a)	12/15/2025	823,863
4,798,000	Trident TPI Holdings, Inc.	9.25	% (a)	08/01/2024	5,019,476
2,365,000	Triton Water Holdings, Inc.	6.25	% (a)	04/01/2029	2,271,606
3,216,000	Triumph Group, Inc.	8.88	% (a)	06/01/2024	3,511,036
6,300,000	Triumph Group, Inc.	7.75%		08/15/2025	6,259,302
7,500,000	Uber Technologies, Inc.	8.00	% (a)	11/01/2026	7,998,637
1,500,000	Uber Technologies, Inc.	7.50	% (a)	09/15/2027	1,634,250
435,000	Unifrax Escrow Issuer Corporation	7.50	% (a)	09/30/2029	439,968
1,785,000	United Natural Foods, Inc.	6.75	% (a)	10/15/2028	1,914,011
2,460,000	Uniti Group LP	6.50	% (a)	02/15/2029	2,455,277
2,845,000	Univision Communications, Inc.	6.63	% (a)	06/01/2027	3,068,375
4,000,000	Verscend Escrow Corporation	9.75	% (a)	08/15/2026	4,256,600
2,400,000	ViaSat, Inc.	6.50	% (a)	07/15/2028	2,409,396
2,165,000	Viking Cruises Ltd.	13.00	% (a)	05/15/2025	2,453,237
1,805,000	WASH Multifamily Acquisition, Inc.	5.75	% (a)	04/15/2026	1,899,212

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
221,000	Weatherford International Ltd.	11.00	% (a)	12/01/2024	227,860
1,255,000	Weatherford International Ltd.	6.50	% (a)	09/15/2028	1,329,673
3,280,000	Weatherford International Ltd.	8.63	% (a)	04/30/2030	3,410,560
2,540,000	Wheel Pros, Inc.	6.50	% (a)	05/15/2029	2,441,969
4,948,000	Wolverine Escrow LLC	9.00	% (a)	11/15/2026	4,706,117

Total US Corporate Bonds (Cost $208,156,566)					214,261,599

US Government and Agency Mortgage Backed Obligations - 9.3%
9,250,000	Federal Home Loan Mortgage Corporation, Series 2020-DNA1-B2 (1 Month LIBOR USD + 5.25%)	5.35	% (a)	01/25/2050	9,368,666
3,000,000	Federal Home Loan Mortgage Corporation, Series 2020-DNA2-B2 (1 Month LIBOR USD + 4.80%, 4.80% Floor)	4.90	% (a)	02/25/2050	3,026,541
6,000,000	Federal Home Loan Mortgage Corporation, Series 2020-DNA6-B2 (Secured Overnight Financing Rate 30 Day Average + 5.65%)	5.70	% (a)	12/25/2050	6,324,289
1,200,000	Federal Home Loan Mortgage Corporation, Series 2020-HQA2-B1 (1 Month LIBOR USD + 4.10%)	4.20	% (a)	03/25/2050	1,245,208
22,000,000	Federal Home Loan Mortgage Corporation, Series 2020-HQA2-B2 (1 Month LIBOR USD + 7.60%)	7.70	% (a)	03/25/2050	23,167,214
9,750,000	Federal Home Loan Mortgage Corporation, Series 2020-HQA5-B2 (Secured Overnight Financing Rate 30 Day Average + 7.40%)	7.45	% (a)	11/25/2050	11,706,435
9,437,974	Federal Home Loan Mortgage Corporation, Series 313-S1 (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	5.79	% (g)(l)	09/15/2043	1,876,636
3,509,924	Federal Home Loan Mortgage Corporation, Series 3997-SA (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.39	% (g)(l)	02/15/2042	656,320
3,418,647	Federal Home Loan Mortgage Corporation, Series 4091-VI (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.90	% (g)(l)	11/15/2040	447,230
7,150,537	Federal Home Loan Mortgage Corporation, Series 4119-SC (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.04	% (g)(l)	10/15/2042	1,285,840
3,994,395	Federal Home Loan Mortgage Corporation, Series 4643-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.89	% (g)(l)	01/15/2047	742,359
15,277,554	Federal Home Loan Mortgage Corporation, Series 4863-IA	4.50	% (g)	03/15/2045	1,682,844
10,263,016	Federal National Mortgage Association, Series 2012-124-SE (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.05	% (g)(l)	11/25/2042	1,786,614
12,465,824	Federal National Mortgage Association, Series 2012-84-HS (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.90	% (g)(l)	08/25/2042	2,304,330
6,988,802	Federal National Mortgage Association, Series 2017-69-ES (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.05	% (g)(l)	09/25/2047	1,249,341
9,503,591	Federal National Mortgage Association, Series 2019-25-SB (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.95	% (g)(l)	06/25/2049	1,688,550
48,909,463	Federal National Mortgage Association, Series 2019-M26-X1	0.62	% (c)(g)	03/25/2030	1,818,742
18,667,763	Federal National Mortgage Association, Series 5004-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 6.10%, 6.10% Cap)	6.05	% (g)(l)	08/25/2050	4,465,114
13,903,999	Government National Mortgage Association, Series 2019-22-SA (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.50	% (g)(l)	02/20/2045	2,375,747
7,944,619	Government National Mortgage Association, Series 2020-21-NS (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.95	% (g)(l)	04/20/2048	1,324,826
9,213,687	Government National Mortgage Association, Series 2020-47-SL (-1 x 1 Month LIBOR USD + 5.37%, 5.37% Cap)	5.27	% (g)(l)	07/20/2044	1,267,819
16,499,843	Government National Mortgage Association, Series 2020-61-SU (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.49	% (g)(l)	07/16/2045	2,388,082

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,219,634	Government National Mortgage Association, Series 2020-77-SU (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.00	% (g)(l)	09/20/2047	1,168,549
33,747,001	Government National Mortgage Association, Series 2020-88-IO	0.90	% (c)(g)	04/16/2060	2,277,808
29,310,483	Government National Mortgage Association, Series 2021-97-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	2.55	% (g)(l)	06/20/2051	1,991,832

Total US Government and Agency Mortgage Backed Obligations (Cost $91,897,781)					87,636,936

Common Stocks - 0.1%
23,484	CWT Travel Holdings, Inc. (e)(h)				810,198

Total Common Stocks (Cost $481,305)					810,198

Preferred Stocks - 1.1%
400,000	AGNC Investment Corporation, Series F (3 Month LIBOR USD + 4.70%)	6.13	% (d)	04/15/2025	10,104,000
10,223	Riverbed Technology, Inc.	1.50	% (e)	11/17/2028	219,288

Total Preferred Stocks (Cost $8,890,821)					10,323,288

Real Estate Investment Trusts - 1.1%
650,000	AGNC Investment Corporation				9,776,000
30,000	Chimera Investment Corporation (3 Month LIBOR USD + 5.38%)	8.00	% (d)		757,500

Total Real Estate Investment Trusts (Cost $9,077,736)					10,533,500

Short Term Investments - 2.0%

Foreign Corporate Bonds - 0.0%
85,018	Alpha Holdings S.A. (10.00% PIK)	10.00	% (a)(e)	02/01/2022	85,018

					85,018

Money Market Funds - 2.0%
6,289,253	First American Government Obligations Fund - Class U	0.03	% (i)		6,289,253
6,289,254	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (i)		6,289,254
6,289,253	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (i)		6,289,253

					18,867,760

Total Short Term Investments (Cost $18,952,778)					18,952,778

Total Investments - 134.8% (Cost $1,258,080,678) (j)					1,276,164,888
Liabilities in Excess of Other Assets - (34.8)%					(329,344,037)

NET ASSETS - 100.0%					$946,820,851

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(c)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(d)	Perpetual Maturity

(e)	Value determined using significant unobservable inputs.

(f)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(g)	Interest only security

(h)	Non-income producing security

(i)	Seven-day yield as of period end

(j)

Under the Fund’s credit agreement, the Lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowing under the line of credit with the Lender.

(k)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(l)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(m)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	30.3%
Foreign Corporate Bonds	22.7%
US Corporate Bonds	22.6%
Collateralized Loan Obligations	16.2%
Non-Agency Residential Collateralized Mortgage Obligations	13.0%
US Government and Agency Mortgage Backed Obligations	9.3%
Bank Loans	8.5%
Asset Backed Obligations	5.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.4%
Short Term Investments	2.0%
Real Estate Investment Trusts	1.1%
Preferred Stocks	1.1%
Common Stocks	0.1%
Other Assets and Liabilities	(34.8)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	30.3%
Collateralized Loan Obligations	16.2%
Non-Agency Residential Collateralized Mortgage Obligations	13.0%
US Government and Agency Mortgage Backed Obligations	9.3%
Energy	8.3%
Asset Backed Obligations	5.5%
Real Estate	4.6%
Commercial Services	4.3%
Electronics/Electric	3.7%
Aerospace & Defense	3.1%
Finance	2.9%
Media	2.8%
Technology	2.7%
Utilities	2.7%
Telecommunications	2.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.4%
Healthcare	2.1%
Mining	2.1%
Short Term Investments	2.0%
Consumer Products	2.0%
Retailers (other than Food/Drug)	1.4%
Chemicals/Plastics	1.2%
Insurance	0.9%
Business Equipment and Services	0.8%
Automotive	0.8%
Financial Intermediaries	0.8%
Transportation	0.7%
Containers and Glass Products	0.7%
Hotels/Motels/Inns and Casinos	0.7%
Chemical Products	0.6%
Food Products	0.6%
Leisure	0.5%
Industrial Equipment	0.5%
Building and Development (including Steel/Metals)	0.5%
Diversified Manufacturing	0.4%
Construction	0.3%
Food/Drug Retailers	0.3%
Pharmaceuticals	0.2%
Environmental Control	0.2%
Banking	0.1%
Cosmetics/Toiletries	0.0%	(n)
Other Assets and Liabilities	(34.8)%

	100.0%

(n)	Represents less than 0.05% of net assets

Notes to Schedule of Investments

December 31, 2021 (Unaudited)

1.  Organization

DoubleLine Yield Opportunities Fund (the “Fund”) is organized as a non-diversified, limited term, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder. The Fund was organized as a Massachusetts business trust on September 17, 2019 and commenced operations on February 26, 2020. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DLY”. The Fund’s investment objective is to seek a high level of total return, with an emphasis on current income.

The Fund has a limited term and intends to terminate as of the first business day following the twelfth anniversary of the effective date of the Fund’s initial registration statement, February 25, 2032 (the “Dissolution Date”); provided that the Fund’s Board of Trustees (the “Board”) may, by a vote of the majority of the Board and seventy-five percent (75%) of the Continuing Trustees, as such term is defined in the Fund’s Second Amended and Restated Agreement and Declaration of Trust (a “Board Action Vote”), without shareholder approval, extend the Dissolution Date (i) once for up to one year, and (ii) once for up to an additional six months, to a date up to and including the eighteenth month after the initial Dissolution Date, which later date shall then become the Dissolution Date. At the Dissolution Date, each holder of common shares of beneficial interest (“Common Shareholder”) would be paid a pro rata portion of the Fund’s net assets as determined as of the Dissolution Date. The Board may, by a Board Action Vote, cause the Fund to conduct a tender offer, as of a date within twelve months preceding the Dissolution Date (as may be extended as described above), to all Common Shareholders to purchase 100% of the then outstanding common shares of the Fund at a price equal to the net asset value (“NAV”) per common share on the expiration date of the tender offer (an “Eligible Tender Offer”). In an Eligible Tender Offer, the Fund will offer to purchase all Common Shares held by each Common Shareholder; provided that if the number of properly tendered Common Shares would result in the Fund having aggregate net assets below $200 million (the “Dissolution Threshold”), the Eligible Tender Offer will be canceled, no Common Shares will be repurchased pursuant to the Eligible Tender Offer, and the Fund will terminate as otherwise scheduled.

The Fund sold and issued 5,000 shares of beneficial interest at $20.00 per share to DoubleLine Asset Management Company LLC (“DAMCO”), a wholly owned subsidiary of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”). The Fund issued 46,000,000 common shares of beneficial interest in its initial public offering at $20.00 per share. The Fund issued an additional 1,900,000 common shares at $20.00 per share in connection with the underwriter’s over-allotment option.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services— Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of the Adviser, such loans will be valued at fair value based on certain factors.

In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Fund may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board. The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2021:

Category
Investments in Securities
Level 1
Money Market Funds	$18,867,760
Real Estate Investment Trusts	10,533,500
Preferred Stocks	10,104,000

Total Level 1	39,505,260
Level 2
Non-Agency Commercial Mortgage Backed Obligations	286,929,889
Foreign Corporate Bonds	214,656,784
US Corporate Bonds	214,261,599
Collateralized Loan Obligations	149,676,309
Non-Agency Residential Collateralized Mortgage Obligations	122,712,029
US Government and Agency Mortgage Backed Obligations	87,636,936
Bank Loans	80,168,195
Asset Backed Obligations	30,069,820
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	22,785,485

Total Level 2	1,208,897,046

Category
Level 3
Asset Backed Obligations	$22,446,167
Collateralized Loan Obligations	4,201,911
Common Stocks	810,198
Preferred Stocks	219,288
Foreign Corporate Bonds	85,018

Total Level 3	27,762,582

Total	$1,276,164,888

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales (b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Asset Backed Obligations	$17,202,828	$2,329	$(996,111)	$—	$6,470,441	$(233,320)	$—	$—	$22,446,167	$(1,084,401)
Collateralized Loan Obligations	4,404,564	—	(202,653)	—	—	—	—	—	4,201,911	(202,653)
Common Stocks	—	—	328,893	—	481,305	—	—	—	810,198	—
Preferred Stocks	—	—	2,098	688	216,502	—	—	—	219,288	—
Foreign Corporate Bonds	104,947	—	—	—	29,954	(49,883)	—	—	85,018	—

Total	$21,712,339	$2,329	$(867,773)	$688	$7,198,202	$(283,203)	$—	$—	$27,762,582	$(1,287,054)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$22,446,167	Market Comparables	Market Quotes	$78.20 - $90,024.11 ($26,613.49)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$4,201,911	Market Comparables	Market Quotes	$84.04 ($84.04)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$810,198	Market Comparables	Market Quotes	$34.50 ($34.50)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Preferred Stocks	$219,288	Market Comparables	Market Quotes	$21.45 ($21.45)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$85,018	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.